Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have developed and put into place an information security program that is customized to fit our specific operations, infrastructure, products, and services, as well as the level of sensitivity of our data. This program involves processes that are specifically created to recognize, evaluate, and handle significant risks stemming from cybersecurity threats.

We have implemented cybersecurity risk management processes that include, for example, vulnerability assessments, application security assessments, penetration testing, third party security assessments, security audits, and ongoing risk assessments. In addition, we have implemented technical, physical, and organizational safeguards designed to mitigate material risks from cybersecurity threats, including, for example, depending on the environment or system: information security policies and standards, data protection policies and standards, security training and awareness campaigns, information protection processes, and systems monitoring for cybersecurity threats. We have also implemented an Incident Response Plan and procedures that provide a framework for responding to cybersecurity incidents.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented cybersecurity risk management processes that include, for example, vulnerability assessments, application security assessments, penetration testing, third party security assessments, security audits, and ongoing risk assessments. In addition, we have implemented technical, physical, and organizational safeguards designed to mitigate material risks from cybersecurity threats, including, for example, depending on the environment or system: information security policies and standards, data protection policies and standards, security training and awareness campaigns, information protection processes, and systems monitoring for cybersecurity threats. We have also implemented an Incident Response Plan and procedures that provide a framework for responding to cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Board of Directors oversees the cybersecurity risks and be informed on risks from cybersecurity threats and receives reports from members of the cybersecurity management team during board meetings regarding the management of cybersecurity risks and any existing issues.

Our cybersecurity management team is informed about and monitors the prevention, detection, mitigation and remediation of key cybersecurity risks and incidents through a variety of ways. These ways may include providing periodic briefings on the current state of our defenses, potential threats, and counteractive measures, discussing the impact of cybersecurity trends on our strategic outlook and risk landscape, evaluating our cybersecurity strategy to ensure it is ahead of emerging threats, working with independent cybersecurity experts, and objectively complementing and evaluating our internal cybersecurity posture. We have the necessary skills and extensive external resources to mitigate, detect, respond to, and recover from cybersecurity risks and incidents.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	false